Short-Term Bank Borrowings (Details)					1 Months Ended	6 Months Ended			12 Months Ended
	Aug. 31, 2025 CNY (¥)	Jul. 07, 2024	Oct. 31, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Sep. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Jul. 24, 2024 CNY (¥)
Short-Term Bank Borrowings [Line Items]
Credit facility can draw-down up to								¥ 20,000,000
Repayment of debt								20,000,000
Borrowed amount	¥ 4,000,000											$ 1,715,977
Short term borrowings						¥ 427,983	61,201	¥ 556,776
Weighted average interest rates percentage						2.69%		3.37%				2.69%
Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Credit facility can draw-down up to			¥ 30,000,000										¥ 12,000,000
Borrowings bore interest rate		3.80%		3.85%	2.10%
Repayment of debt						¥ 12,000,000	$ 1,715,977
Borrowed amount						¥ 12,000,000		¥ 12,000,000
Repaid of line of credit									¥ 298,295	$ 42,656	¥ 14,237
BOS [Member] | Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate	2.90%
Borrowed amount					¥ 10,000,000
CCB [Member] | Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Borrowed amount				¥ 1,900,000
Minimum [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate			2.75%
Maximum [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate			3.45%